Accumulated Losses and Reserves (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of reserves within equity [abstract]
Summary of Accumulated Losses and Reserves

	2023	2022

	US$	US$
(a) Movements in accumulated losses were as follows:
Balance at July 1	(216,941,353)	(124,123,982)
Net loss for the period	(142,521,085)	(92,817,371)
Balance at June 30	(359,462,438)	(216,941,353)

(b) Reserves
Fair value of Investments reserve (i)	1,085,411	1,085,411
Share-based payments reserve (ii)	11,551,134	8,466,706
Foreign translation reserve (iii)	20,089,163	20,089,163
Total reserves	32,725,708	29,641,280

(i) Movement in fair value of investments reserve:
Opening balance	1,085,411	1,085,411
Fair value on gains on investments in financial assets	—	—
Exchange on translation	—	—
Closing balance	1,085,411	1,085,411

(ii) Movement in share-based payments reserve:
Opening balance	8,466,706	4,087,650
Share-based payments expense	5,834,686	5,251,572
Exercise of options	(2,750,258)	(872,516)
Exchange on translation	—	—
Closing balance	11,551,134	8,466,706

(iii) Movement in foreign translation reserve:
Opening balance	20,089,163	20,089,163
(Gains)/loss on translation	—	—
Closing balance	20,089,163	20,089,163